WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 73.9%
COMMUNICATION SERVICES - 13.6%
Diversified Telecommunication Services - 3.9%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,000,000		$910,490	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	880,000		760,747	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	550,000		576,235	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	245,000		219,912	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,660,000		1,491,743	(a)
Level 3 Financing Inc., Senior Notes	3.625%	1/15/29	1,330,000		1,166,117	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	1,030,000		1,017,496	(a)

Total Diversified Telecommunication Services					6,142,740

Interactive Media & Services - 0.6%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	550,000		492,800	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	590,000		529,053	(a)

Total Interactive Media & Services					1,021,853

Media - 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	1,670,000		1,517,688	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,120,000		2,858,232
Directv Financing LLC/Directv Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	570,000		561,493	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	390,000		389,557
DISH DBS Corp., Senior Notes	7.750%	7/1/26	607,000		603,810
DISH DBS Corp., Senior Notes	5.125%	6/1/29	500,000		426,450
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	700,000		663,687	(a)
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	710,000		665,767	(a)
United Group BV, Senior Secured Notes	5.250%	2/1/30	160,000	EUR	166,054	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,010,000		1,004,046	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,850,000		1,732,571	(a)

Total Media					10,589,355

Wireless Telecommunication Services - 2.5%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	270,000		272,665	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	1,650,000		1,471,346	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	650,000		545,805	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	1,200,000		$1,096,914
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	590,000		556,957	(a)

Total Wireless Telecommunication Services					3,943,687

TOTAL COMMUNICATION SERVICES					21,697,635

CONSUMER DISCRETIONARY - 23.2%
Auto Components - 1.8%
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,310,000		1,230,575
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,610,000		1,638,843	(a)

Total Auto Components					2,869,418

Automobiles - 3.4%
Ford Motor Co., Senior Notes	3.250%	2/12/32	3,820,000		3,418,174
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	330,000		335,956
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,850,000		1,675,906

Total Automobiles					5,430,036

Diversified Consumer Services - 2.3%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,200,000	EUR	1,250,983	(b)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,270,000		1,185,272	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	520,000		515,827	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	820,000		665,565	(a)

Total Diversified Consumer Services					3,617,647

Hotels, Restaurants & Leisure - 12.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	670,000		619,549	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	660,000		630,300	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,260,000		1,189,024	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000	EUR	926,903
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	540,000		441,150	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	500,000		459,136
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	3.119%	7/16/35	1,232,000	GBP	1,301,654	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	970,000		826,925	(a)
MGM China Holdings Ltd., Senior Notes	4.750%	2/1/27	1,010,000		890,547	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	620,000		577,822	(a)

See Notes to Schedule of Investments.

2	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	580,000		$564,465	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	800,000		763,732	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,120,000	GBP	2,620,627	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	900,000	GBP	1,120,215	(b)
Sands China Ltd., Senior Notes	5.400%	8/8/28	500,000		492,610
Sands China Ltd., Senior Notes	3.100%	3/8/29	200,000		171,000	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	820,000		672,400	(a)
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	300,000	EUR	315,281	(b)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,200,000		1,106,328	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	150,000		166,952	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	370,000		338,434	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,410,000		1,314,318	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	850,000	GBP	1,052,498	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000		494,159	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	670,000		583,322	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,140,000		968,379	(a)

Total Hotels, Restaurants & Leisure					20,607,730

Internet & Direct Marketing Retail - 1.4%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,570,000		2,245,435

Multiline Retail - 0.5%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	550,000	GBP	708,616	(b)

Specialty Retail - 0.9%
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	690,000		634,372	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	370,000		353,350	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	410,000	EUR	452,127	(a)(c)

Total Specialty Retail					1,439,849

TOTAL CONSUMER DISCRETIONARY					36,918,731

CONSUMER STAPLES - 0.6%
Beverages - 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	790,000		787,180	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food & Staples Retailing - 0.1%
Bellis Acquisition Co. PLC, Senior Secured Notes	4.500%	2/16/26	180,000	GBP	$227,239	(a)

TOTAL CONSUMER STAPLES					1,014,419

ENERGY - 12.7%
Energy Equipment & Services - 0.3%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	420,000		402,398	(a)

Oil, Gas & Consumable Fuels - 12.4%
Apache Corp., Senior Notes	5.100%	9/1/40	300,000		302,845
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	170,000		167,501	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000		1,239,837	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	960,000		938,400	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	170,000		177,836	(a)
EQT Corp., Senior Notes	3.125%	5/15/26	180,000		175,037	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,870,000		1,867,345
EQT Corp., Senior Notes	5.000%	1/15/29	570,000		589,135
EQT Corp., Senior Notes	3.625%	5/15/31	170,000		162,606	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	760,000		779,977	(a)
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	690,000		777,323
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,730,000		2,841,275
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000		1,346,062	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,680,000		1,508,808
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,900,000		1,630,314
Range Resources Corp., Senior Notes	4.750%	2/15/30	980,000		974,806	(a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	400,000		400,058
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,100,000		1,002,204	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	600,000		610,080	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	560,000		574,706
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	750,000		775,474

See Notes to Schedule of Investments.

4	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	60,000	$59,811
YPF SA, Senior Notes	6.950%	7/21/27	400,000	300,104	(a)
YPF SA, Senior Secured Notes, Step bond (4.000% to 2/12/23 then 9.000%)	4.000%	2/12/26	692,010	620,470	(a)

Total Oil, Gas & Consumable Fuels				19,822,014

TOTAL ENERGY				20,224,412

FINANCIALS - 5.6%
Banks - 2.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	860,000	794,640	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	402,642	(a)(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,080,000	1,021,286	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	450,000	398,519	(a)(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	510,000	531,485
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	810,000	797,395	(a)

Total Banks				3,945,967

Capital Markets - 2.0%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,760,000	1,587,696	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	490,000	418,678	(a)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	400,000	404,560	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	750,000	763,312	(a)(c)(d)

Total Capital Markets				3,174,246

Diversified Financial Services - 1.1%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,882,464	1,712,666	(a)(e)

TOTAL FINANCIALS				8,832,879

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	5

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 4.9%
Health Care Technology - 0.2%
Minerva Merger Sub Inc., Senior Notes	6.500%	2/15/30	320,000		$310,842	(a)

Pharmaceuticals - 4.7%
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	300,000		302,263	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	670,000		649,528	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	420,000	GBP	516,560	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	300,000		274,112	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	5,875,000		5,329,800
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	500,000		480,600

Total Pharmaceuticals					7,552,863

TOTAL HEALTH CARE					7,863,705

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.4%
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	670,000		646,202	(a)

Airlines - 2.9%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	80,000		86,968
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,470,000		1,575,743	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,084,000		1,156,346	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,865,000		1,775,900	(a)

Total Airlines					4,594,957

Building Products - 0.2%
Ideal Standard International SA, Senior Secured Notes	6.375%	7/30/26	400,000	EUR	370,280	(a)

Commercial Services & Supplies - 1.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,110,000		1,039,015	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,040,000		1,073,020
CoreCivic Inc., Senior Notes	4.750%	10/15/27	437,000		381,700

Total Commercial Services & Supplies					2,493,735

Machinery - 1.3%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	890,000		837,668	(a)

See Notes to Schedule of Investments.

6	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Machinery - (continued)
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	400,000	EUR	$378,291	(b)
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	820,000	EUR	897,791	(a)

Total Machinery					2,113,750

Trading Companies & Distributors - 1.3%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	950,000		924,374	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,170,000		1,098,331	(a)

Total Trading Companies & Distributors					2,022,705

TOTAL INDUSTRIALS					12,241,629

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	380,000		349,938	(a)
IPD 3 BV, Senior Secured Notes	5.500%	12/1/25	100,000	EUR	110,911	(a)

TOTAL INFORMATION TECHNOLOGY					460,849

MATERIALS - 3.7%
Chemicals - 1.5%
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	155,000	EUR	161,682	(a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	1,450,000		1,351,835	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	900,000		841,995

Total Chemicals					2,355,512

Containers & Packaging - 2.0%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	900,000		824,571	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,000,000		925,505	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	950,000		853,100
Ball Corp., Senior Notes	3.125%	9/15/31	480,000		430,032
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	200,000		200,025	(a)

Total Containers & Packaging					3,233,233

Metals & Mining - 0.2%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	330,000		346,022	(a)

TOTAL MATERIALS					5,934,767

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	700,000	$600,778

Real Estate Management & Development - 0.4%
China Aoyuan Group Ltd., Senior Secured Notes	8.500%	1/23/22	600,000	94,500	*(b)(f)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	850,000	133,875	*(b)(g)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	600,000	291,000	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	1,200,000	183,000	(b)

Total Real Estate Management & Development				702,375

TOTAL REAL ESTATE				1,303,153

UTILITIES - 0.8%
Electric Utilities - 0.5%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	350,000	307,650	(a)
Sensata Technologies Inc., Senior Notes	3.750%	2/15/31	500,000	463,277	(a)

Total Electric Utilities				770,927

Independent Power and Renewable Electricity Producers - 0.3%
Cikarang Listrindo Tbk PT, Senior Notes	4.950%	9/14/26	500,000	496,143	(a)

TOTAL UTILITIES				1,267,070

TOTAL CORPORATE BONDS & NOTES (Cost - $125,409,027)				117,759,249

SOVEREIGN BONDS - 16.4%
Angola - 0.3%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	475,000	485,595	(a)

Argentina - 1.9%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	804,151	271,409
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	3,419,846	1,047,020
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	2,409,649	1,035,571	(a)

See Notes to Schedule of Investments.

8	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - (continued)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	350,000	$274,505	(b)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	590,000	392,356	(a)

Total Argentina				3,020,861

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	400,000	327,804	(a)

Bahrain - 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	580,000	507,406	(a)

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	780,000	661,830

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	310,000	306,903	(a)

Dominican Republic - 1.5%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	510,000	504,900	(a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	540,000	496,805	(a)
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	560,000	548,666	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	780,000	775,133	(a)

Total Dominican Republic				2,325,504

Ecuador - 0.9%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,330,000	743,151	(a)
Ecuador Government International Bond, Senior Notes, Step bond (1.000% to 7/31/22 then 2.500%)	1.000%	7/31/35	1,000,000	656,510	(a)

Total Ecuador				1,399,661

Egypt - 0.9%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	215,661	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - (continued)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	400,000		$372,317	(b)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	950,000		905,122	(a)

Total Egypt					1,493,100

Ghana - 0.6%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	740,000		784,659	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	270,000		195,716	(a)

Total Ghana					980,375

Indonesia - 1.0%
Indonesia Treasury Bond	7.000%	5/15/22	15,577,000,000	IDR	1,090,200
Indonesia Treasury Bond	6.500%	2/15/31	6,686,000,000	IDR	458,223

Total Indonesia					1,548,423

Ivory Coast - 0.8%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	197,084		193,991	(b)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,090,000		1,058,850	(a)

Total Ivory Coast					1,252,841

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	350,000		338,384	(a)

Mexico - 2.0%
Mexican Bonos, Senior Notes	7.750%	11/23/34	25,340,000	MXN	1,219,046
Mexican Bonos, Senior Notes	7.750%	11/13/42	9,300,000	MXN	436,179
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	520,000		474,864
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,050,000		978,590

Total Mexico					3,108,679

Nigeria - 0.4%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000		448,239	(b)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		190,077	(a)

Total Nigeria					638,316

See Notes to Schedule of Investments.

10	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oman - 0.7%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,100,000		$1,137,917	(a)

Paraguay - 0.9%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,580,000		1,404,225	(a)

Peru - 0.6%
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	1,140,000		976,923

Russia - 0.1%
Russian Federal Bond - OFZ	8.150%	2/3/27	31,490,000	RUB	19,379	*(g)
Russian Federal Bond - OFZ	7.050%	1/19/28	102,507,000	RUB	63,081	*(g)
Russian Federal Bond - OFZ	6.900%	5/23/29	119,990,000	RUB	73,840	*(g)

Total Russia					156,300

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	400,000		346,636	(a)

South Africa - 0.4%
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	670,000		586,682

Turkey - 1.7%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,050,000		2,754,196

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	900,000		382,045	(a)

TOTAL SOVEREIGN BONDS (Cost - $31,804,313)					26,140,606

SENIOR LOANS - 2.3%
COMMUNICATION SERVICES - 1.3%
Media - 1.3%
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	2,034,150		2,034,546	(c)(h)(i)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.0%
Airlines - 1.0%
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	590,000	$614,172	(c)(h)(i)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	996,475	986,441	(c)(h)(i)

TOTAL INDUSTRIALS				1,600,613

TOTAL SENIOR LOANS (Cost - $3,611,866)				3,635,159

CONVERTIBLE BONDS & NOTES - 1.6%
COMMUNICATION SERVICES - 1.0%
Media - 1.0%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,720,000	1,551,440

INDUSTRIALS - 0.6%
Airlines - 0.6%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,020,000	920,040

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,554,678)				2,471,480

ASSET-BACKED SECURITIES - 0.5%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $740,096)	5.921%	10/15/31	750,000	720,964	(a)(c)

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Targa Resources Corp., Non Voting Shares (Cost - $483,000)	9.500%		460	496,583

		MATURITY DATE	FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Notes (Cost - $249,503)	0.750%	4/30/26	250,000	232,896

See Notes to Schedule of Investments.

12	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $7,631)		5/28/28	7,970	$1,833	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $3,231,489)			395,216,044	0	*(j)(k)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $168,091,603)				151,458,770

RATE
SHORT-TERM INVESTMENTS - 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,590,425)	0.195%		1,590,425	1,590,425	(m)

TOTAL INVESTMENTS - 96.1% (Cost - $169,682,028)				153,049,195
Other Assets in Excess of Liabilities - 3.9%				6,219,117

TOTAL NET ASSETS - 100.0%				$159,268,312

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	13

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The maturity principal is currently in default as of March 31, 2022.

(g)	The coupon payment on this security is currently in default as of March 31, 2022.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $1,590,425 and the cost was $1,590,425 (Note 2).

Abbreviation(s) used in this schedule:

EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

14	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro	57	6/22	$7,827,347	$7,908,038	$(80,691)

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	380,000	USD	436,515	Citibank N.A.	4/19/22	$(15,908)
EUR	800,000	USD	879,801	Citibank N.A.	4/19/22	5,688
EUR	1,136,669	USD	1,286,437	Citibank N.A.	4/19/22	(28,304)
USD	215,753	GBP	160,000	Goldman Sachs Group Inc.	4/19/22	5,596
USD	7,286,696	GBP	5,374,253	Goldman Sachs Group Inc.	4/19/22	227,729
EUR	350,000	USD	400,660	Morgan Stanley & Co. Inc.	4/19/22	(13,258)
USD	341,451	EUR	300,000	Morgan Stanley & Co. Inc.	4/19/22	9,393

Total						$190,936

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

16

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

17

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$117,759,249	—		$117,759,249
Sovereign Bonds	—	26,140,606	—		26,140,606
Senior Loans	—	3,635,159	—		3,635,159
Convertible Bonds & Notes	—	2,471,480	—		2,471,480
Asset-Backed Securities	—	720,964	—		720,964
Convertible Preferred Stocks	—	496,583	—		496,583
U.S. Government & Agency Obligations	—	232,896	—		232,896
Warrants	$1,833	—	—		1,833
Common Stocks	—	—	$0	*	0	*

Total Long-Term Investments	1,833	151,456,937	0	*	151,458,770

Short-Term Investments†	1,590,425	—	—		1,590,425

Total Investments	$1,592,258	$151,456,937	$0	*	$153,049,195

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$248,406	—		$248,406

Total	$1,592,258	$151,705,343	$0	*	$153,297,601

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts††	$80,691	—	—		$80,691
Forward Foreign Currency Contracts††	—	$57,470	—		57,470

Total	$80,691	$57,470	—		$138,161

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

18

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021

		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$13,742,331	13,742,331	$12,151,906	12,151,906

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$65	—	$1,590,425

19